Investment in Equity Accounted Joint Ventures - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture			100.00%
Debt instrument, face amount			$ 3,178,950	$ 3,097,742
Investment in joint ventures			234,627	212,202	$ 169,875
Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument, face amount			586,500	654,200
Libra Joint Venture | Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Schedule of Equity Method Investments [Line Items]
Term of contract	10 years
Notional amount			536,100	588,800
Fixed interest rate	2.52%
OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term (in years)		8 years
Debt instrument, face amount			105,900	138,200
OOG-TKP FPSO GmbH & Co KG | Interest Rate Swap | Not Designated as Hedging Instrument | Cash Flow Hedging
Schedule of Equity Method Investments [Line Items]
Term of contract		10 years
Notional amount			$ 105,900	$ 123,400
Fixed interest rate			2.50%
Minimum | OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)		2.45%
OOG-TKP FPSO GmbH & Co KG | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%
Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Libra Joint Venture | Ocyan S.A.
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Ocyan S.A. | Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)	2.65%
Ocyan S.A. | Minimum | Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term (in years)	10 years